FIDELITY CASH RESERVES
FIDELITY U.S. GOVERNMENT RESERVES
FUNDS OF FIDELITY PHILLIPS STREET TRUST
SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED JANUARY 13, 1995

   MANAGEMENT CONTRACT. Effective January 1, 1996, FMR agreed to voluntarily adopt the revised group fee rate schedule shown below for purposes of calculating the group fee component of the management fee. The revised schedule provides for lower management fees as total assets under management increase, and it will be presented to shareholders for approval at the next shareholder meeting.
The following information r    eplaces the "Group Fee Rate" and "Effective
Annual Fee Rate" schedules found on page 16.
          GROUP FEE RATE SCHEDULE
EFFECTIVE ANNUAL FEE RATES
     Average Group   Annualized   Group Net    Effective Annual Fee
 Assets               Rate         Assets      Rate

0 - $  3 billion          .3700%    $ 0.5 billion   .5200%

3 -    6                  .3400      25             .4238

6 -    9                  .3100      50             .3823

9 -    12                 .2800      75             .3626

12 -   15                 .2500     100             .3512

15 -   18                 .2200     125             .3430

18 -   21                 .2000     150             .3371

21 -   24                 .1900     175             .3325

24 -   30                 .1800     200             .3284

30 -   36                 .1750     225             .3249

36 -   42                 .1700     250             .3219

42 -   48                 .1650     275             .3190

48 -   66                 .1600     300             .3163

66 -   84                 .1550     325             .3137

84 -   120                .1500     350             .3113

120 -   156               .1450     375             .3090

156 -   192               .1400     400             .3067

192 -   228               .1350        425          .1443

228 -   264               .1300        450          .1427

264 -   300               .1275        475          .1413

300 -   336               .1250        500          .1399

336 -   372               .1225        525          .1385

   372 -   408            .1200        550          .1372

   408 -   444            .1175

   444 -   480            .1150

   480 -   516            .1125

           Over 516       .1100





   CASB-96-1
         January 1, 1996